Cash and Cash Equivalents (Cash and cash equivalents) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash and Cash Equivalents [Abstract]
Cash	$ 16,447	$ 13,832		$ 32,789
Money market funds	165,242	108,228		43,572
Cash and cash equivalents	$ 181,689	$ 122,060	$ 94,200	$ 76,361	$ 28,415	$ 13,674